Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Assets
Allowance for doubtful accounts	$ 0	$ 0
Valuation allowance for deferred tax asset	$ 17,824	$ 17,201
Stockholders' equity
Common stock, par value	$ 0	$ 0
Common stock, authorized shares	unlimited	unlimited
Common stock, issued shares	69,627,703	67,877,703
Common stock, outstanding shares	69,627,703	67,877,703